Working Capital - Summary of Information about Trade and Other Payables (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Jun. 30, 2017
Current liabilities [member]
Disclosure of trade and other payables [Line Items]
Trade payables	£ 1,514	£ 1,365
Interest payable	104	75
Tax and social security excluding income tax	638	543
Other payables	471	487
Accruals	1,165	1,064
Deferred income	37	29
Dividend payable to non-controlling interests	21
Trade and other payables	3,950	3,563
Non-current liabilities [member]
Disclosure of trade and other payables [Line Items]
Tax and social security excluding income tax	2	2
Other payables	204	16
Accruals	3	6
Trade and other payables	£ 209	£ 24